INCOME TAXES Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Capital loss carry-forward
Valuation allowance		$ 96,379	$ 94,807
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Provisional Amount		1
Unrecognized Tax Benefits		4,418	4,329	$ 4,346
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		747	1,859
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		642	$ 1,058
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		46
Capital loss carry-forwards [Member]
Capital loss carry-forward
Capital loss carry-forwards		11,519
R&D tax credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		$ 4,092
Period after which unused tax credit may be refunded by the tax authorities	3 years	3 years
Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		$ 22,029
Investment tax credits [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		9,902
U.S. subsidiary [Member]
Capital loss carry-forward
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Provisional Amount		1
U.S. subsidiary [Member] | R&D tax credit [Member] | U.S. [Member]
Capital loss carry-forward
Tax credit carried forward		6,445
Foreign subsidiaries [Member]
Capital loss carry-forward
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Provisional Amount		0
NORWAY | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		23
Brazil [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		599
U.S. [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		49,682
Sweden [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		15,659
Luxembourg [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		68,430
France [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		$ 214,853
Base amount limitation of net operating loss deduction | €	€ 1.0
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1.0
Minimum [Member]
Capital loss carry-forward
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2020	Jan. 01, 2020
Minimum [Member] | Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2018	Jan. 01, 2018
Maximum [Member]
Capital loss carry-forward
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2037	Jan. 01, 2037
Maximum [Member] | Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2037	Jan. 01, 2037